Loans and Financial Liabilities - Ocean and Expedition Ship Financing - Additional Information (Details) $ in Thousands, € in Millions	3 Months Ended
	Mar. 31, 2025 USD ($) OceanShips	Mar. 31, 2024 USD ($)	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of ocean ships | OceanShips	11
Loan	$ 2,018,686			$ 2,043,773
Currency gain (loss)	$ (25,607)	$ 8,798
Charter Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	144 months
SACE Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	12 years
Percentage of insurance policy to lenders covering of principal and interest of facility amount	100.00%
Number of ocean ships | OceanShips	12
Maximum percentage of newbuild's contract price	80.00%
Financing facility loan description	All loans that are part of the SACE Financing are for up to 80% of the newbuild’s contract price, including certain change orders, plus 100% of the Export Credit Agency premium (the “Facility”).
SACE Financing | Neptune Loan
Disclosure of detailed information about borrowings [line items]
Loan | €			€ 316.6
Currency gain (loss)	$ (23,500)	14,500
Net increase (decrease) to loan balances	23,500	(14,500)
SACE Financing | Saturn Loan
Disclosure of detailed information about borrowings [line items]
Loan | €			€ 316.6
Currency gain (loss)	(23,500)	14,500
Net increase (decrease) to loan balances	23,500	$ (14,500)
SACE Financing | Vela Loan
Disclosure of detailed information about borrowings [line items]
Loan	$ 401,000